Goodwill And Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill
Changes in the carrying amount of goodwill for the years ended April 30, 2018 and 2017 are as follows:

(in 000s)
	Goodwill	Accumulated Impairment Losses	Net
Balances as of May 1, 2016	$503,054	$(32,297)	$470,757
Acquisitions	19,261	—	19,261
Disposals and foreign currency changes, net	1,189	—	1,189
Impairments	—	—	—
Balances as of April 30, 2017	523,504	(32,297)	491,207
Acquisitions	15,983	—	15,983
Disposals and foreign currency changes, net	681	—	681
Impairments	—	—	—
Balances as of April 30, 2018	$540,168	$(32,297)	$507,871

Schedule Of Intangible Assets
Components of intangible assets are as follows:

(in 000s)
As of April 30,	2018			2017
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Reacquired franchise rights	$339,779	$(113,856)	$225,923	$331,150	$(90,877)	$240,273
Customer relationships	256,137	(164,005)	92,132	234,603	(133,207)	101,396
Internally-developed software	140,255	(111,734)	28,521	139,709	(108,379)	31,330
Noncompete agreements	32,899	(29,673)	3,226	32,408	(27,559)	4,849
Franchise agreements	19,201	(12,054)	7,147	19,201	(10,774)	8,427
Purchased technology	54,700	(37,770)	16,930	54,700	(31,973)	22,727
Acquired assets pending final allocation (1)	102	—	102	362	—	362
	$843,073	$(469,092)	$373,981	$812,133	$(402,769)	$409,364